Financial Assets and Financial Liabilities - Schedule of Information About Ratios Under Most Significant Loan Agreements (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Mechel's EBITDA to Net Interest Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	150.00%	125.00%
Actual ratio	178.00%	136.00%
Mechel's EBITDA to Consolidated Financial Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	150.00%	125.00%
Actual ratio	186.00%	128.00%
Mechel's Net Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	800.00%	900.00%
Actual ratio	635.00%	718.00%
Mechel's Total Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	550.00%	750.00%
Actual ratio	607.00%	748.00%
Mechel's Cash flow from operating activities to EBITDA [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	80.00%
Actual ratio	78.00%
EBITDA to Revenue [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	20.00%
Actual ratio	27.00%